Equity (Details)								1 Months Ended										3 Months Ended		12 Months Ended
	Nov. 30, 2021 $ / shares shares	Jul. 08, 2020	May 03, 2019	Feb. 08, 2019 $ / shares shares	Oct. 01, 2016	May 06, 2016	Feb. 08, 2016 shares	Nov. 30, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Nov. 21, 2020 USD ($) shares	Nov. 19, 2020 $ / shares shares	Sep. 30, 2019 USD ($) shares	Aug. 31, 2019 USD ($) $ / shares	Feb. 28, 2017	Aug. 26, 2016	Feb. 17, 2016 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2022 shares	Aug. 05, 2021	Jun. 29, 2021 $ / shares shares	May 17, 2021 $ / shares	Mar. 12, 2020 $ / shares shares	Dec. 31, 2019 shares	May 09, 2018 $ / shares	Sep. 25, 2017 USD ($)	Mar. 21, 2016 $ / shares shares
Equity (Details) [Line Items]
Percentage of common shares issued and outstanding																				1.50%
Common stock, par value (in Dollars per share) | $ / shares																		$ 0.001		$ 0.001	$ 0.001									$ 0.001
Ordinary shares authorized																														360,000,000
Agreement, description						the Company and BioLite Taiwan agreed to amend the BioLite Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby the Company has agreed to issue shares of Common Stock of the Company, at the price of $1.60 per share, for an aggregate number of 562,500 shares, as part of the Company’s first installation of payment pursuant to the Milestone Payment. The shares issuance was completed in June 2016.									the Company remitted this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of the Company’s Common Stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares. Upon the consummation of the restructuring transaction between the Company and BioLite on February 8, 2019, the Company’s Common Stock held by BioLite Taiwan was accounted for treasury stocks in the statement of equity (deficit).	the Company issued 1,468,750 shares (“Shares”) of the Company’s Common Stock, par value $0.001 (the “Offering”) to BioLite Taiwan pursuant to a certain Stock Purchase Agreement dated August 26, 2016 (the “SPA”). The Shares are exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Regulation S of the Securities Act promulgated thereunder. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. Pursuant to the BioLite Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of the Company with equivalent value according to the milestone achieved. The agreement requires that 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016.
Issuance of common shares, shares										1,111,112
Financial amendment, description			the Company filed a Certificate of Amendment with the Secretary of State of Nevada, which was effective May 8, 2019 upon its receipt of the written notice from Financial Industry Regulatory Authority (“FINRA”). Pursuant to the Certificate of Amendment, the Company effectuated a 1-for-18 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value, whereby 318,485,252 outstanding shares of the Company’s common stock were exchanged for 17,693,625 shares of the Company’s Common Stock.
Consulting service, description																		Pursuant to the agreements, the Company issued 644,972 shares of the Company’s common stock for the consulting service from July 2019 to July 2024 for the service fee of $4,514,800 in aggregate, and recorded as stock subscription receivable.
Common stock, shares issued																		30,307,329		28,926,322	24,420,526			50,000			644,972
Consulting fees (in Dollars) | $																		$ 4,514,800		$ 4,514,800
Stock subscription receivable (in Dollars) | $																		$ 2,031,660		2,257,400	$ 3,160,360
Due to related parties consideration (in Dollars) | $														$ 4,872,340						$ 2,693,548	$ 1,717,051
Common stock price per share (in Dollars per share) | $ / shares														$ 7											$ 2.25
Common stock, authorized																		100,000,000		100,000,000	100,000,000
Shares per price (in Dollars per share) | $ / shares																								$ 5
Shares issued																						1,306,007
Warrant issued												200,000
Exercise price (in Dollars per share) | $ / shares												$ 2.25
Warrant term												5 years
Issuance of common stock																					3,384,615
Aggregate common stock shares								673,605										915,856		915,856
Convertible promissory note value (in Dollars) | $										$ 2,500,000
Description of public offering																							the Company closed its public offering (the “Public Offering”) of 1,100,000 units (the “Units”), with each Unit consisting of one share of the Company’s common stock, one Series A warrant (the “Series A Warrants”) to purchase one share of common stock at an exercise price equal to $6.30 per share, exercisable until the fifth anniversary of the issuance date, and one Series B warrant (the “Series B Warrants,” and together with the Series A Warrants, the “Public Warrants”) to purchase one share of common stock at an exercise price equal to $10.00 per share, exercisable until the fifth anniversary of the issuance date; the exercise price of the Public Warrants are subject to certain adjustment and cashless exercise provisions as described therein. The Company completed the Public Offering pursuant to its registration statement on Form S-1 (File No. 333-255112), originally filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2021 (as amended, the “Original Registration Statement”), that the SEC declared effective on August 2, 2021 and the registration statement on Form S-1 (File No. 333-258404) that was filed and automatically effective on August 4, 2021 (the “S-1MEF,” together with the Original Registration Statement, the “Registration Statement”). The Units were priced at $6.25 per Unit, before underwriting discounts and offering expenses, resulting in gross proceeds of $6,875,000.
Issuance of common stock for debt (in Dollars) | $																			$ 40,448	$ 11,119,452	$ 7,615,331
Gross proceeds from exercise of warrants (in Dollars) | $								$ 4,244,452
Consulting agreement desciption	In November 2021, the Company entered into consulting agreements with service providers for consulting and advisory services, pursuant to which the Company agreed to pay the service fee amounted $1,478,590 by issuing 316,934 shares of unrestricted common shares, valued at the closing price from $2.31 to $6.3 per share on the grant date. These shares have been issued during the year ended December 31, 2021.																	In November 2021, the Company entered into consulting agreements with service providers for consulting and advisory services, pursuant to which the Company agreed to pay the service fee amounted $1,478,590 by issuing 316,934 shares of unrestricted common shares, valued at the closing price from $2.31 to $6.3 per share on the grant date. These shares have been issued during the year ended December 31, 2021. In January 2022, the Company agreed to pay the deferred service fees related to Public Offering amounted $4,296,763 by issuing 1,306,007 shares of unrestricted common shares, valued at $3.29 per share on the grant date. These shares have been issued as of March 31, 2022.
Common shares, issued																		75,000
Consulting and advisory services amount (in Dollars) | $																		$ 169,500
Consulting and advisory services value per share (in Dollars per share) | $ / shares																		$ 2.26
Number of investors (in Dollars per share) | $ / shares																												$ 2
2016 Equity Incentive Plan [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split																	157,050
Common stock issued pre-stock split																	50,000
Private Placement [Member]
Equity (Details) [Line Items]
Aggregated capital contributions (in Dollars) | $																					$ 7,615,331
Number of investors																					45
Purchase price per share (in Dollars per share) | $ / shares																					$ 2.25
Number of investors (in Dollars per share) | $ / shares																					$ 2.25
IPO [Member]
Equity (Details) [Line Items]
Common stock issued to professional investors									2,354,145
Issuance of common stock for debt (in Dollars) | $									$ 6,875,000
Legal fees (in Dollars) | $									$ 850,429
Series A Warrants [Member]
Equity (Details) [Line Items]
Warrants exercised	673,405							673,405
Warrants exercise price (in Dollars per share) | $ / shares	$ 6.3							$ 6.3
Series B Warrants [Member]
Equity (Details) [Line Items]
Warrants exercised	200							200
Warrants exercise price (in Dollars per share) | $ / shares	$ 10							$ 10
Kameyama [Member]
Equity (Details) [Line Items]
Issuance of common shares, shares											24,694
Unpaid consulting fees (in Dollars) | $											$ 49,388
Articles of Incorporation [Member]
Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																										$ 0.001
Articles of Incorporation [Member] | Minimum [Member]
Equity (Details) [Line Items]
Common stock, authorized																										20,000,000
Articles of Incorporation [Member] | Maximum [Member]
Equity (Details) [Line Items]
Common stock, authorized																										100,000,000
View Trade Securities Inc. [Member]
Equity (Details) [Line Items]
Common stock, shares issued																					60,000
Consulting fees (in Dollars) | $																					$ 135,000
Placement agent agreement, description		Pursuant to the agreement, the Company agreed to pay View Trade 60,000 restricted common shares of the Company and 60,000 warrants to purchase common shares of the Company at an exercise price of $6 per share for a period of 5 years with cashless exercise provision.
Restricted common shares																								6,000
WallachBeth Capital LLC [Member]
Equity (Details) [Line Items]
Shares issued																								6,000
Consulting Agreement [Member]
Equity (Details) [Line Items]
Common stock price per share (in Dollars per share) | $ / shares																					$ 2.9
Unrestricted common shares	316,934							316,934													50,000
Service fee amount (in Dollars) | $								$ 1,478,590
Consulting Agreement [Member] | Minimum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 2.31							$ 2.31
Consulting Agreement [Member] | Maximum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 6.3							$ 6.3
Non Related Parties [Member]
Equity (Details) [Line Items]
Debt conversion, description																		a.Keypoint converted the aggregated amount of $292,826 at the conversion price of $1.84 on April 5, 2020, in exchange for 159,145 shares of the Company’s common stock, and warrants to purchase 159,145 shares of the Company’s common stock. b. Odaira converted the aggregated amount of $284,036 at the conversion price of $1.84 on April 5, 2020, in exchange for 154,368 shares of the Company’s common stock, and warrants to purchase 154,368 shares of the Company’s common stock. c. C.L.L. converted the aggregated amount of $289,974 at the conversion price of $1.78 on April 20, 2020, in exchange for 162,908 shares of the Company’s common stock, and warrants to purchase 162,908 shares of the Company’s common stock. d. KLS converted the aggregated amount of $225,222 at the conversion price of $1.78 on April 20, 2020, in exchange for 126,530 shares of the Company’s common stock, and warrants to purchase 126,530 shares of the Company’s common stock. e. Yu and Wei converted the aggregated amount of $354,722 at the conversion price of $1.84 on April 5, 2020, in exchange for 192,784 shares of the Company’s common stock, and warrants to purchase 192,784 shares of the Company’s common stock. f.KSL converted the aggregated amount of $270,272 at the conversion price of $2.25 on November 9, 2020, in exchange for 120,121 shares of the Company’s common stock, and warrants to purchase 120,121 shares of the Company’s common stock.		a.Keypoint converted the aggregated amount of $292,826 at the conversion price of $1.84 on April 5, 2020, in exchange for 159,145 shares of the Company’s common stock, and warrants to purchase 159,145 shares of the Company’s common stock. b. Odaira converted the aggregated amount of $284,036 at the conversion price of $1.84 on April 5, 2020, in exchange for 154,368 shares of the Company’s common stock, and warrants to purchase 154,368 shares of the Company’s common stock. c. C.L.L. converted the aggregated amount of $289,974 at the conversion price of $1.78 on April 20, 2020, in exchange for 162,908 shares of the Company’s common stock, and warrants to purchase 162,908 shares of the Company’s common stock. d. KLS converted the aggregated amount of $225,222 at the conversion price of $1.78 on April 20, 2020, in exchange for 126,530 shares of the Company’s common stock, and warrants to purchase 126,530 shares of the Company’s common stock. e. Yu and Wei converted the aggregated amount of $354,722 at the conversion price of $1.84 on April 5, 2020, in exchange for 192,784 shares of the Company’s common stock, and warrants to purchase 192,784 shares of the Company’s common stock. f.KSL converted the aggregated amount of $270,272 at the conversion price of $2.25 on November 9, 2020, in exchange for 120,121 shares of the Company’s common stock, and warrants to purchase 120,121 shares of the Company’s common stock.
BioLite [Member]
Equity (Details) [Line Items]
Issuance of common shares, shares				74,997,546
BioKey [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split				1,642,291
Issuance of common shares, shares				29,561,231
Number of investors (in Dollars per share) | $ / shares				$ 1.5
Share Exchange Agreement [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split							164,387,376
Common stock issued pre-stock split							52,336,000
Share Exchange Agreement One [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split							166,273,921
Common stock issued pre-stock split							52,936,583
Share Exchange Agreement Two [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split							163,159,952
Common stock issued pre-stock split							51,945,225
Percentage of common shares issued and outstanding							79.70%
Percentage of issued share capital							100.00%
Share Exchange Agreement Three [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split							166,273,921
Common stock issued pre-stock split							52,936,583
Share Exchange Agreement Four [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split							205,519,223
Common stock issued pre-stock split							65,431,144
Collaborative Arrangement [Member]
Equity (Details) [Line Items]
Issuance of common shares, shares													428,571
Consulting agreement, description					On October 1, 2016, the Company entered into a consulting agreement with Kazunori Kameyama (“Kameyama”) for the provision of services related to the clinical trials and other administrative work, public relation work, capital raising, trip coordination, In consideration for providing such services, the Company agreed to indemnify the consultant in an amount of $150 per hour in cash up to $3,000 per month, and issue to Kameyama the Company’s Common Stock at $1.00 per share for any amount exceeding $3,000.
Issuance of common shares (in Dollars) | $													$ 3,000,000
Co-Dev Agreement [Member]
Equity (Details) [Line Items]
Due to related parties (in Dollars) | $																													$ 3,000,000
Consulting Agreement [Member]
Equity (Details) [Line Items]
Shares issued																					521,887
Consulting Agreement [Member] | Minimum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																					$ 2
Consulting Agreement [Member] | Maximum [Member]
Equity (Details) [Line Items]
Price per share																					3.68